Other Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Other Intangible Assets and Goodwill
Note 3 - Other Intangible Assets and Goodwill

	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

June 30, 2026
Cost at the beginning of the period	$355	$268	$550	$8,474	$9,647
Additions during the period	—	1	—	—	1
Effect of exchange rate adjustment	—	(4)	(11)	(214)	(229)
Cost at the end of the period	$355	$265	$539	$8,260	$9,419

Amortization and impairment losses at the beginning of the period	—	148	21	—	169
Amortization for the period	—	5	20	—	25
Effect of exchange rate adjustment	—	(2)	—	—	(2)
Amortization and impairment losses at the end of the period	—	151	41	—	192
Carrying amount at the end of the period	$355	$114	$498	$8,260	$9,227

December 31, 2025
Cost at the beginning of the year	$355	$149	$180	$1,532	$2,216
Additions during the year	—	115	369	6,927	7,411
Effect of exchange rate adjustment	—	4	1	15	20
Cost at the end of the year	$355	$268	$550	$8,474	$9,647

Amortization and impairment losses at the beginning of the year	—	126	7	—	133
Amortization for the year	—	2	14	—	16
Impairment losses for the year	—	18	—	—	18
Effect of exchange rate adjustment	—	2	—	—	2
Amortization and impairment losses at the end of the year	—	148	21	—	169
Carrying amount at the end of the year	$355	$120	$529	$8,474	$9,478
Other Intangible Assets
The decrease in the gross carrying value of other intangible assets during the first six months of 2026 was primarily driven by negative foreign exchange rate movements resulting from the weakening of the EUR against the USD, mainly related to petosemtamab (acquired IPR&D) and the technology platform acquired as part of the Merus acquisition completed in December 2025.
Amortization expense was $25 million and $7 million for the first six months of 2026 and 2025 respectively. In the first six months of 2026, $3 million was recorded in Cost of product sales and $22 million was recorded in Research and development expenses in the Condensed Consolidated Statements of Comprehensive Income. In the first six months of 2025, all amortization expense of $7 million was recorded in Research and development expenses in the Condensed Consolidated Statements of Comprehensive Income. The amortization included in Cost of product sales relates to amortization of commercialized intangible assets.
Goodwill
The carrying amount of goodwill, which relates to the acquisition of ProfoundBio during the second quarter of 2024, was $355 million as of both June 30, 2026 and December 31, 2025.